41 Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent events
41	Subsequent events
41.1	Lease agreement with Fundação Copel de Previdência e Assistência Social

On February 22, 2021, Fundação Copel de Previdência e Assistência Social and Copel signed a new lease agreement, by Copel, for the property located at Rua José Izidoro Biazetto, 158, for a period of 20 years. The objective of the agreement is to lease the property and make investment in improvements to adapt it to the new needs of the Company. The initial value of the agreement is R$ 9,540 per year and the total estimated value for the term of the agreement is R$ 224,513. The agreement will be of corporate nature and its costs apportioned between the following companies: Companhia Paranaense de Energia - Copel, Copel Geração e Transmissão S.A., Copel Distribuição S.A., Copel Telecomunicações S.A, Copel Comercialização S.A., and Copel Serviços S.A. The validity and effectiveness of the contract, for all legal effects, will be subject to prior approval of Aneel, under the terms of Normative Resolution 699/2016.

41.2	Cyber attack

In January 2021, Copel became aware that it was exposed to a cyber incident in its information technology (“IT”) environment that interrupted some systems and partially affected the Company's administrative operations. Copel involved leading experts, including external experts, in cybersecurity and general IT controls, launched a comprehensive containment and remediation effort, informed the competent authorities and initiated a forensic investigation. In the first weeks of February 2021, Copel had reestablished all of its administrative systems and resumed operations in all of its businesses.

The cyber incident did not have a significant impact on the revenue performance of the Company's business for the year ended December 31, 2020, despite having resulted in a slight delay in billings in the first days of February 2021 resulting from the preventive measures to identify the scope of the incident. The incremental expense incurred as a result of the cyber incident was not material, and no provision was identified to be recognized at December 31, 2020.

On February 1, 2021, understanding better the event that occurred, Copel issued Notice to the Market 07/21 informing that part of its systems were temporarily unavailable, except for the operating systems, which provide energy supply and telecommunication services, which continued to operate without interruption.

Copel performed extensive procedures to validate the accuracy and integrity of the information and no access to the computing environment that concentrates the Company's ERP and billing systems, as well as folders and/or files with the presence of sensitive personal data, was identified, so there is no indication that the accuracy and completeness of the financial information has been affected as a result of the incident.

41.3	Additional proposed dividend from non-capitalized revenue reserve

On March 11, 2021, the General Meeting approved the revision of the Company's Articles of Incorporation, which includes, among other changes, the possibility for the Board of Directors to decide on the distribution of interim dividends, interim dividends or interest on capital based on retained earnings, in the revenue reserves and in the profit for the current year, recorded in the semi-annual or quarterly interim financial statements, provided that in conformity with the dividend policy and without prejudice to the subsequent ratification of the General Meeting.

On March 17, 2021, the Board of Directors approved the management's proposal for the payment of interim dividends based on the profit retention reserve, as pointed out in Note 30.4.1.

41.4	Amendment to the Articles of Incorporation

On March 11, 2021, the General Meeting approved the amendment to the Company's Articles of Incorporation, as per Notice to the Market 08/21. In addition to the change already mentioned in Note 41.3 above, the amendment also included other changes that represent advances in corporate governance and, among them, the approval of the Company's Units program, which includes the share split described in Note 30.1.